Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 30, 2021	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
VIEs, consolidated assets, percentage	31.00%	31.00%	24.00%
VIEs, consolidated liabilities, percentage	54.00%	54.00%	67.00%
Cash generated from operating activities	¥ (1,506,692,000)	$ (236,433)	¥ (522,988,000)	¥ (631,288,000)
Cash used in investing activities	(117,603,000)	(18,455)	(89,504,000)	(28,594,000)
Cash generated from (used in) financing activities	952,000	149	2,797,421,000	84,449,000
Foreign Currency Exchange Rate, Translation						6.3726
Impairment loss on long-lived assets	104,651,000
Deferred revenue and customer advances, current	243,878,000		596,307,000		$ 38,270		¥ 596,307,000	¥ 243,521,000
Net revenues	2,184,520,000	$ 342,799	1,294,371,000	406,245,000
Deferred revenue	243,878,000
Advertising costs	76,456,000		163,768,000	2,644,000
Foreign Exchange
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	555,219,000		697,267,000
Personalized Self Directed Learning Product
Summary Of Significant Accounting Policies [Line Items]
Net revenues	¥ 0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%	3.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%	6.00%
Remaining lease terms	4 years				4 years
VIEs
Summary Of Significant Accounting Policies [Line Items]
Cash generated from operating activities	¥ (137,607,000)		347,773,000	159,753,000
Cash used in investing activities	(61,413,000)		(85,788,000)	(38,396,000)
Cash generated from (used in) financing activities	18,400,000		(9,000,000)	9,000,000
Deferred revenue and customer advances, current	239,267,000		571,827,000
Net revenues	2,166,327,000		1,229,126,000	362,282,000
VIEs | Minimum
Summary Of Significant Accounting Policies [Line Items]
VIE consolidated transaction amount	100,000
VIEs Excluding Inter-company Transactions
Summary Of Significant Accounting Policies [Line Items]
Cash generated from operating activities	581,190,000		685,530,000	175,354,000
Cash used in investing activities	59,413,000		85,788,000	38,396,000
Cash generated from (used in) financing activities	0		¥ (9,000,000)	¥ 9,000,000
Exclusive Call Option Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Purchase price of WFOE to purchase equity interests of VIEs	¥ 1.000
Initial term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10 days	10 days